Cash Generated by Operations	12 Months Ended
Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Cash generated by operations	CASH GENERATED BY OPERATIONS

	United States Dollar
Figures in millions unless otherwise stated	2022	2021	2020

Profit for the year[1]	721.7	829.5	745.4
Adjusted for non-cash items:
– Mining and income taxation	442.1	424.9	432.5
– Royalties	110.4	112.4	105.0
– Amortisation and depreciation	844.3	713.2	661.3
– Interest expense – environmental rehabilitation	11.8	8.6	10.7
– Non-cash rehabilitation (income)/expense	(8.9)	10.8	1.5
– Interest received – environmental trust funds	(1.1)	(0.8)	(0.7)
– Impairment, net of reversal of impairment of investments and assets	505.0	42.4	(50.6)
– Write-off of exploration and evaluation assets	—	21.3	16.9
– (Profit)/loss on disposal of assets	(10.4)	(8.5)	0.2
– Unrealised (gain)/loss and prior year mark-to-market reversals on derivative contracts	(1.8)	53.0	(176.4)
– Fair value gain on Maverix warrants	—	4.0	(1.3)
– Silicosis settlement costs	(2.2)	(0.7)	0.3
– Share-based payments	6.9	12.7	14.5
– Long-term incentive plan expense	29.0	28.5	51.3
– Borrowing costs capitalised	(37.9)	(12.5)	(13.2)
– Share of results of equity-accounted investees, net of taxation	(11.1)	30.4	1.0
– Ghana expected credit loss	17.5	41.1	29.0
– Other non-cash items	1.2	1.7	(0.7)
Adjusted for cash items:
– Interest expense	97.6	103.7	127.7
– Interest received	(12.1)	(7.4)	(7.6)
– Payment of long-term incentive plan	(32.4)	(37.3)	—
– Environmental rehabilitation payments	(10.8)	(23.7)	(12.9)
Total cash generated by operations	2,658.8	2,347.3	1,933.9
[1]    Profit for the year of US$721.7 million in 2022 includes the Yamana break fee of US$300.0 million and Yamana related costs of US$33.0 million.